Cash and Cash Equivalents - Changes in Net Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Changes in receivables and tax receivables	$ (1,486)	$ 1,863	$ (2,501)
Changes in trade payables	(599)	(647)	1,798
Changes in other payables	(792)	21	918
Changes in net working capital	$ (2,877)	$ 1,237	$ 215